united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

           Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

           The Corporation Trust Company

            1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

(a)

Boyd Watterson Limited Duration Enhanced
Income Fund

Class A Shares – BWDAX

Class C Shares – BWDCX

Class I Shares – BWDIX

Class I2 Shares – BWDTX

Semi-Annual Report

December 31, 2022

1-877-345-9597

www.boydwattersonfunds.com

Boyd Watterson Asset Management, LLC

1301 East 9th Street, Suite 2900

Cleveland, Ohio 44114

Distributed by Northern Lights Distributors, LLC

Member FINRA

Management Discussion of Fund Performance

The Fund’s net return from June 30, 2022 to December 31, 2022 was 3.40%. The Fund’s benchmark, the Bloomberg 1-3 Year Government/Credit Index,(1) returned -0.60% over the same period.

No matter how it is viewed, 2022 was a difficult year for the financial markets. It may most easily be remembered for the Federal Reserve’s aggressive policy actions, taking their Fed Funds rate upper target from 0.25% in January to 4.50% in December. But the year also included many strong fluctuations, with periods of positive sentiment ultimately giving way to more negative sentiment. As a result, negative returns characterized nearly all markets. In fact, the year represented the first double-digit negative return in the history of the broad-based Bloomberg Aggregate Index and the first time this index ever experienced back-to-back years of negative returns.

Inflation fighting was the key theme for the Federal Reserve and resulted in materially higher interest rates across the full maturity spectrum. With short term rates rising faster than longer term ones however, the year ended with an inverted yield curve; with 3-month T-Bills yielding 4.37% and the Ten-Year Treasury Note yielding 3.88%. This inversion is a strong recessionary signal.

We believe corporations will likely continue to reduce earnings expectations in the beginning of 2023, resulting in wider credit spreads in the fixed income markets. If this materializes, we expect there to be opportunities during the first half of the year to add more high yield exposure, and possibly even some investment grade rated corporates.

Positionally, in line with our firmwide macro-economic view, the Fund remained very cautious on risk. Cash that was invested during the second half of the year continued to focus on traditional asset-backed securities and more highly rated CLOs. We also allowed our cash balance to grow slightly higher than normal in the face of the Federal Reserve’s stated intent to continue increasing short-term rates. We maintained our floating rate preference, with 40% of the Fund invested in floating rate securities. Overall, the Fund’s high yield exposure ended the year at 51%. Looking forward, we believe the Federal Reserve will maintain high short- term rates for an extended time, therefore we continue to believe a floating rate product offers the most attractive current yield opportunities.

The Fund remains a credit focused, income generating Fund. As such, our expectation is for income generation to continue to be the primary driver of returns for the Fund. From a credit perspective, the Fund continues to experience more credit agency upgrades than downgrades and does not have any individual holdings trading at distressed levels. We meticulously apply our credit process to every security before we purchase it, recognizing that we may likely hold the security during future, tumultuous times, and want to feel comfortable with every security as a long-term holder.

(1)	The Bloomberg 1-3 Year Gov/Credit Index is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities with 1 to 3 years to maturity. (Source: Bloomberg).

5081-NLD-01132023

Boyd Watterson Limited Duration Enhanced Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

Average Annual Total Return through December 31, 2022*, as compared to its benchmarks:

	Six	One	Three	Five	Since	Since	Since
	Months	Year	Year	Year	Inception (e)	Inception (f)	Inception (g)
Boyd Watterson Limited Duration Enhanced Income Fund - Class A	3.20%	-3.56%	0.77%	N/A	N/A	N/A	1.74%
Boyd Watterson Limited Duration Enhanced Income Fund - Class A with load	0.90%	-5.73%	0.01%	N/A	N/A	N/A	1.13%
Boyd Watterson Limited Duration Enhanced Income Fund - Class C	2.90%	-4.19%	0.04%	N/A	N/A	N/A	1.06%
Boyd Watterson Limited Duration Enhanced Income Fund - Class I	3.33%	-3.29%	1.02%	2.00%	2.25%	N/A	N/A
Boyd Watterson Limited Duration Enhanced Income Fund - Class I2 (a)	3.40%	-3.16%	1.22%	2.17%	N/A	2.83%	N/A
Bloomberg 1-3 Year Govt/Credit Index (b)	-0.60%	-3.69%	-0.32%	0.92%	0.85%	0.91%	0.64%
Bloomberg 1-5 Year Govt/Credit Index (c)	-0.99%	-5.49%	-0.67%	0.85%	0.80%	1.07%	0.57%
Bloomberg U.S. Treasury 1-3 Years (d)	-0.83%	-3.81%	-0.46%	0.74%	0.65%	0.68%	0.47%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, until at least October 31, 2023, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and the Board, contractual indemnification of Fund service providers (other than the advisor))) will not exceed 0.89%, 1.59%, 0.60%, and 0.40% of the daily average net assets attributable to Class A, Class C, Class I and Class I2 shares, respectively. Class A, Class C, Class I, and Class I2’s total annual expense ratios, after fee waiver, are 0.87%, 1.61%, 0.62%, and 0.42%, respectively, per the Fund’s most recent prospectus. Without waiver the expense ratios are 0.87%, 1.62%, 0.62%, and 0.62% for Class A, Class C, Class I and Class I2, respectively. For performance information current to the most recent month-end, please call toll-free 1-877-345-9597

(a)	The Fund is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same advisor who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I2 Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

(b)	The Bloomberg 1-3 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years. Formerly known as Bloomberg Barclays Capital U.S. 1-3 Year Govt/Credit Bond Index. Investors cannot invest directly in an index.

(c)	The Bloomberg 1-5 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years. Formerly known as Bloomberg Barclays 1-5 Year Govt/Credit Bond Index. Investors cannot invest directly in an index.

(d)	The Bloomberg U.S. Treasury 1-3 Years Index is an unmanaged index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Formerly known as Bloomberg Barclays U.S. Treasury 1-3 Years Index. Investors cannot invest directly in an index.

(e)	Class I inception date is April 13, 2017.

(f)	Class I2 inception date is July 15, 2013.

(g)	Class A and C inception date is February 28, 2019.

Portfolio Composition	Percentage of Net Assets
CLO	21.7%
Auto Loan	16.9%
Oil & Gas Producers	5.4%
Biotech & Pharma	2.6%
Specialty Finance	1.9%
Consumer Services	1.9%
Metals & Mining	1.7%
Engineering & Construction	1.7%
Semiconductors	1.7%
Chemicals	1.6%
Other Assets in Excess of Other Liabilities	42.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.6%
	FIXED INCOME - 0.6%
25,000	SPDR Bloomberg High Yield Bond ETF	$2,250,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,322,670)	2,250,000

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.8%

	ASSET MANAGEMENT — 0.6%
120,000	Charles Schwab Corporation (The) - Series J	1.1130	06/01/26	2,220,000

	AUTOMOTIVE — 0.1%
11,969	Ford Motor Company(a)	—		279,476

	BANKING — 1.1%
117,000	Huntington Bancshares, Inc. - Series H	1.1250	04/15/26	1,984,321
122,135	US Bancorp, B - Series M	1.0000	04/15/26	1,983,472
				3,967,793
	TOTAL PREFERRED STOCKS (Cost $9,365,331)			6,467,269

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.7%
	AUTO LOAN — 16.9%
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2 Series 2020-2 D		2.1300	03/18/26	1,901,254
1,039,000	Carmax Auto Owner Trust 2019-2		3.4100	10/15/25	1,026,839
745,000	Carmax Auto Owner Trust 2019-3 Series 2019-3 Class D		2.8500	01/15/26	723,387
2,000,000	CarMax Auto Owner Trust 2020-2 Series 2020-2 D		5.7500	05/17/27	1,963,101
2,000,000	Credit Acceptance Auto Loan Trust 2019-3 Series 2019-3A C(b)		3.0600	03/15/29	1,988,466
2,435,000	Credit Acceptance Auto Loan Trust 2020-1 Series 2020-1A C(b)		2.5900	06/15/29	2,405,361
2,946,082	Exeter Automobile Receivables Trust 2021-1 Series 2021-1A C		0.7400	01/15/26	2,882,268
1,932,000	Exeter Automobile Receivables Trust 2021-3		0.9600	10/15/26	1,833,257
2,645,000	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D		1.5500	06/15/27	2,402,752
1,000,000	First Investors Auto Owner Trust Series 2021-1A E(b)		3.3500	04/15/27	880,816
2,275,000	First Investors Auto Owner Trust 2018-2 Series 2018-2A E(b)		5.3600	01/15/25	2,274,976

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.7% (Continued)
	AUTO LOAN — 16.9% (Continued)
1,555,000	First Investors Auto Owner Trust 2019-1 Series 2019-1A E(b)		4.5300	06/16/25	$1,548,145
2,000,000	First Investors Auto Owner Trust 2019-2 Series 2019-2A E(b)		3.8800	01/15/26	1,936,143
1,000,000	First Investors Auto Owner Trust 2020-1 Series 2020-1A E(b)		4.6300	06/16/26	977,348
1,005,000	First Investors Auto Owner Trust 2021-1(b)		1.1700	03/15/27	952,308
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(b)		1.6600	12/15/27	2,007,575
1,100,000	Flagship Credit Auto Trust 2019-3(b)		2.8600	12/15/25	1,058,281
2,461,537	Flagship Credit Auto Trust 2019-4 Series 2019-4 C(b)		2.7700	12/15/25	2,430,766
4,200,000	GM Financial Leasing Trust Series 2021 -1 D		1.0100	07/21/25	4,059,244
789,588	Santander Drive Auto Receivables Trust 2019-2 Series 2019-2 D		3.2200	07/15/25	784,697
1,510,000	Santander Drive Auto Receivables Trust 2020-3 Series 2020-3 D		1.6400	11/16/26	1,448,111
2,458,833	Santander Drive Auto Receivables Trust 2021-1 Series 2021-1 C		0.7500	02/17/26	2,416,610
3,990,000	Santander Drive Auto Receivables Trust 2021-3 Series 2021-3 D		1.3300	09/15/27	3,700,555
1,500,000	Westlake Automobile Receivables Trust 2019-3 Series 2019-3A E(b)		3.5900	03/17/25	1,476,000
2,000,000	Westlake Automobile Receivables Trust 2019-3 Series 2019-3A F(b)		4.7200	04/15/26	1,972,764
1,000,000	Westlake Automobile Receivables Trust 2020-2 Series 2020-2A D(b)		2.7600	01/15/26	973,592
3,000,000	Westlake Automobile Receivables Trust 2020-3 Series 2020-3A F(b)		5.1100	05/17/27	2,891,229
3,675,000	Westlake Automobile Receivables Trust 2021-1 Series 2021-1A E(b)		2.3300	08/17/26	3,376,768
2,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A E(b)		2.3800	03/15/27	1,795,454
3,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A F(b)		3.6600	12/15/27	2,652,629
1,305,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A C(b)		1.5800	01/15/27	1,222,087
1,830,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(b)		3.4200	04/15/27	1,583,026
					61,545,809
	CLO — 21.7%
1,417,057	Allegro CLO II-S Ltd. Series 2014-1RA A1(b),(c)	US0003M + 1.080%	5.3580	10/21/28	1,402,066
700,000	Allegro CLO II-S Ltd. Series 2014-1RA B(b),(c)	US0003M + 2.150%	6.4280	10/21/28	679,475
5,050,000	ALM 2020 Ltd. Series 2020-1A A2(b),(c)	US0003M + 1.850%	5.9290	10/15/29	4,927,996
1,250,000	Apidos CLO XXXV Series 2021-35A E(b),(c)	US0003M + 5.750%	9.9930	04/20/34	1,087,533
1,583,470	Ares XL CLO Ltd. Series 2016-40A A1RR(b),(c)	US0003M + 0.870%	4.9490	01/15/29	1,566,001
3,675,000	Ares XL CLO Ltd. Series 2016-40A BRR(b),(c)	US0003M + 1.800%	5.8790	01/15/29	3,531,815
750,000	Carlyle US CLO 2016-4 Ltd. Series 2016-4A CR(b),(c)	US0003M + 2.800%	7.0430	10/20/27	692,065
2,250,000	CARLYLE US CLO 2019-2 Ltd. Series 2019-2A A2R(b),(c)	US0003M + 1.650%	5.7290	07/15/32	2,179,591
1,240,246	CIFC Funding 2014-II-R Ltd. Series 2014-2RA A1(b),(c)	US0003M + 1.050%	5.3750	04/24/30	1,226,098
1,450,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(b),(c)	US0003M + 1.550%	5.8750	10/24/30	1,408,717
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(b),(c)	US0003M + 3.150%	7.4750	10/24/30	2,812,830

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.7% (Continued)
	CLO — 21.7% (Continued)
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(b),(c)	US0003M + 1.700%	6.3060	11/15/28	$945,279
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(b),(c)	US0003M + 2.600%	7.2060	11/15/28	3,180,002
236,427	Dryden Senior Loan Fund Series 2017-47A A1R(b),(c)	US0003M + 0.980%	5.0590	04/15/28	234,152
1,680,604	Elevation CLO 2014-2 Ltd. Series 2014-2A A1R(b),(c)	TSFR3M + 1.492%	5.3550	10/15/29	1,667,130
1,700,000	Elmwood CLO 20 Ltd. Series 2022-7A B1(b),(c)	TSFR3M + 2.750%	7.1580	10/17/34	1,703,873
2,750,000	Goldentree Loan Management US CLO 1 Ltd. Series 2017-1A DR2(b),(c)	US0003M + 3.150%	7.3930	04/20/34	2,564,601
2,500,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A DR2(b),(c)	US0003M + 3.000%	7.4150	10/29/29	2,386,405
2,250,000	Highbridge Loan Management 7-2015 Ltd. Series 2015 BR(b),(c)	US0003M + 1.180%	5.7860	03/15/27	2,209,572
4,250,000	Jay Park CLO Ltd. Series 2016-1A BR(b),(c)	US0003M + 2.000%	6.2430	10/20/27	4,114,731
3,420,000	JFIN CLO 2016 Ltd. Series 2016-1A DR(b),(c)	US0003M + 3.400%	7.7580	10/27/28	3,405,999
4,000,000	LCM XX, L.P. Series 20A ER(b),(c)	US0003M + 5.450%	9.6930	10/20/27	3,721,652
500,000	LCM XXI, L.P. Series 21A DR(b),(c)	US0003M + 2.800%	7.0430	04/20/28	484,078
1,034,464	LCM XXII Ltd. Series 22A A1R(b),(c)	US0003M + 1.160%	5.4030	10/20/28	1,026,513
2,000,000	Madison Park Funding XXIV Ltd. Series 2016-24A BR(b),(c)	TSFR3M + 2.016%	5.9750	10/20/29	1,976,152
410,587	Magnetite VII Ltd. Series 2012-7A A1R2(b),(c)	US0003M + 0.800%	4.8790	01/15/28	405,859
216,470	Magnetite XVI Ltd. Series 2015-16A AR(b),(c)	US0003M + 0.800%	4.9940	01/18/28	215,394
950,000	Magnetite XVIII Ltd. Series 2016-18A BR(b),(c)	US0003M + 1.500%	6.1060	11/15/28	929,699
2,000,000	Neuberger Berman CLO XV Series 2013-15A CR2(b),(c)	US0003M + 1.850%	5.9290	10/15/29	1,920,308
6,000,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A CR2(b),(c)	US0003M + 2.000%	6.3250	04/22/29	5,757,779
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A DR(b),(c)	US0003M + 2.700%	6.9270	01/19/32	1,859,798
2,900,000	OCP CLO 2014-7 Ltd. Series 2014-7A CRR(b),(c)	US0003M + 3.100%	7.3430	07/20/29	2,684,516
234,082	Race Point VIII CLO Ltd. Series 2013-8A AR2(b),(c)	US0003M + 1.040%	5.7150	02/20/30	231,036
2,000,000	Regatta IX Funding Ltd. Series 2017-1A E(b),(c)	US0003M + 6.000%	10.0790	04/17/30	1,708,288
2,250,000	Regatta XIII Funding Ltd. Series 2018-2A C(b),(c)	US0003M + 3.100%	7.1790	07/15/31	2,105,359
162,500	Riserva Clo Ltd. Series 2016-3A XRR(b),(c)	US0003M + 0.800%	4.9940	01/18/34	162,354
850,000	Silver Creek CLO Ltd. Series 2014-1A CR(b),(c)	US0003M + 2.300%	6.5430	07/20/30	826,541
3,563,997	Silvermore CLO Ltd. Series 2014-1A C(b),(c)	US0003M + 3.450%	8.0560	05/15/26	3,544,840
2,000,000	Venture XVII CLO Ltd. Series 2014-17A DRR(b),(c)	US0003M + 2.820%	6.8990	04/15/27	1,886,890
1,390,000	Wellfleet CLO 2016-1 Ltd. Series 2016-1A DR(b),(c)	US0003M + 2.900%	7.1430	04/20/28	1,354,666
500,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(b),(c)	US0003M + 3.150%	7.3930	07/20/34	428,267
1,500,000	Wind River CLO Ltd. Series 2021-1A C(b),(c)	US0003M + 1.950%	6.1930	04/20/34	1,401,895
					78,557,815
	NON AGENCY CMBS — 0.2%
680,477	COMM 2012-CCRE5 Mortgage Trust Series 2012-CR5 C(b),(d)		4.3150	12/10/45	662,615

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.7% (Continued)

	OTHER ABS — 0.2%
785,235	MVW Owner Trust 2017-1 Series 2017-1A A(b)		2.4200	12/20/34	$767,593

	RESIDENTIAL MORTGAGE — 0.7%
178,516	Towd Point Mortgage Trust 2017-5 Series 2017-5 A1(b),(c)	US0001M + 0.600%	3.7730	02/25/57	176,753
279,263	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(b),(d)		2.7500	10/25/57	267,549
1,065,887	Towd Point Mortgage Trust 2018-2 Series 2018-2 A1(b),(d)		3.2500	03/25/58	1,021,624
1,079,205	Towd Point Mortgage Trust 2018-3 Series 2018-3 A1(b),(d)		3.7500	05/25/58	1,023,135
					2,489,061
	TOTAL ASSET BACKED SECURITIES (Cost $149,294,698)				144,022,893

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 35.5%
	ASSET MANAGEMENT — 0.7%
1,815,000	Oaktree Specialty Lending Corporation		3.5000	02/25/25	1,724,560
850,000	Oaktree Specialty Lending Corporation		2.7000	01/15/27	723,933
					2,448,493
	AUTOMOTIVE — 0.3%
975,000	Adient Global Holdings Ltd.(b)		4.8750	08/15/26	909,129
250,000	Dana, Inc.		5.3750	11/15/27	232,334
					1,141,463
	BANKING — 1.1%
2,400,000	JPMorgan Chase & Company(d)	US0003M + 3.300%	6.0000	02/01/68	2,353,440
1,533,000	Synovus Financial Corporation(d)	USSW5 + 3.379%	5.9000	02/07/29	1,502,157
					3,855,597
	CABLE & SATELLITE — 0.2%
1,000,000	CCO Holdings, LLC/CCO Holdings Capital Corporation(b)		5.0000	02/01/28	905,955

	CHEMICALS — 1.6%
3,000,000	Avient Corporation(b)		5.7500	05/15/25	2,930,162
492,000	HB Fuller Company		4.0000	02/15/27	455,280
770,000	HB Fuller Company		4.2500	10/15/28	684,080

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 35.5% (Continued)
	CHEMICALS — 1.6% (Continued)
2,000,000	Ingevity Corporation(b)		3.8750	11/01/28	$1,718,887
					5,788,409
	COMMERCIAL SUPPORT SERVICES — 1.3%
2,000,000	AMN Healthcare, Inc.(b)		4.6250	10/01/27	1,847,580
2,945,000	Korn Ferry(b)		4.6250	12/15/27	2,717,440
					4,565,020
	CONSTRUCTION MATERIALS — 0.9%
3,592,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	3,355,197

	CONSUMER SERVICES — 1.9%
3,775,000	Rent-A-Center, Inc.(b)		6.3750	02/15/29	3,058,687
3,885,000	Service Corp International		5.1250	06/01/29	3,649,275
					6,707,962
	CONTAINERS & PACKAGING — 1.4%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,243,044
3,350,000	TriMas Corporation(b)		4.1250	04/15/29	2,929,943
					5,172,987
	ENGINEERING & CONSTRUCTION — 1.7%
2,035,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,832,977
4,975,000	MasTec, Inc.(b)		4.5000	08/15/28	4,473,059
					6,306,036
	FOOD — 1.4%
4,009,000	Darling Ingredients, Inc.(b)		5.2500	04/15/27	3,864,916
1,264,000	Post Holdings, Inc.(b)		5.7500	03/01/27	1,224,235
					5,089,151
	FORESTRY, PAPER & WOOD PRODUCTS — 1.6%
2,360,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	2,048,578
3,750,000	Resolute Forest Products, Inc.(b)		4.8750	03/01/26	3,704,242
					5,752,820
	HEALTH CARE FACILITIES & SERVICES — 0.6%
2,500,000	Molina Healthcare, Inc.(b)		4.3750	06/15/28	2,285,900

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 35.5% (Continued)
	HOME CONSTRUCTION — 1.3%
2,000,000	LGI Homes, Inc.(b)		4.0000	07/15/29	$1,547,850
1,210,000	Meritage Homes Corporation		6.0000	06/01/25	1,206,259
2,120,000	Patrick Industries, Inc.(b)		7.5000	10/15/27	2,066,021
					4,820,130
	HOUSEHOLD PRODUCTS — 1.1%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,640,778
342,000	Prestige Brands, Inc.(b)		5.1250	01/15/28	321,576
					3,962,354
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
3,485,000	Goldman Sachs Group, Inc. (The) Series P(d)	US0003M + 2.874%	5.0000	05/10/66	3,397,770

	INTERNET MEDIA & SERVICES — 0.8%
2,500,000	Netflix, Inc.		5.7500	03/01/24	2,521,600
100,000	Netflix, Inc.		5.8750	02/15/25	101,423
					2,623,023
	LEISURE FACILITIES & SERVICES — 0.9%
3,560,000	Boyne USA, Inc.(b)		4.7500	05/15/29	3,155,297

	MACHINERY — 1.0%
4,000,000	ATS Automation Tooling Systems, Inc.(b)		4.1250	12/15/28	3,455,760

	METALS & MINING — 1.7%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,530,811
2,767,000	Mineral Resources Ltd.(b)		8.1250	05/01/27	2,790,945
					6,321,756
	OIL & GAS PRODUCERS — 5.4%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,503,157
3,250,000	Hess Midstream Operations, L.P.(b)		5.6250	02/15/26	3,171,074
2,000,000	MPLX, L.P.(d)	US0003M + 4.652%	6.8750	08/15/68	1,980,000
638,000	Murphy Oil Corporation		5.7500	08/15/25	628,015
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,151,645
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	687,604
2,000,000	Oasis Petroleum, Inc.(b)		6.3750	06/01/26	1,950,640
2,825,000	Sunoco, L.P./Sunoco Finance Corporation		6.0000	04/15/27	2,786,633

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 35.5% (Continued)
	OIL & GAS PRODUCERS — 5.4% (Continued)
2,909,000	Targa Resources Partners, L.P./Targa Resources		5.0000	01/15/28	$2,779,807
					19,638,575
	PUBLISHING & BROADCASTING — 0.4%
1,500,000	Nexstar Broadcasting, Inc.(b)		5.6250	07/15/27	1,379,081

	REAL ESTATE INVESTMENT TRUSTS — 1.3%
3,000,000	HAT Holdings I, LLC/HAT Holdings II, LLC(b)		6.0000	04/15/25	2,910,000
2,000,000	Iron Mountain, Inc.(b)		5.2500	03/15/28	1,843,440
					4,753,440
	RETAIL - CONSUMER STAPLES — 1.0%
3,910,000	SEG Holding, LLC/S.E.G Finance Corporation(b)		5.6250	10/15/28	3,687,208

	RETAIL - DISCRETIONARY — 0.9%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,234,331
2,250,000	Penske Automotive Group, Inc.		3.5000	09/01/25	2,091,678
					3,326,009
	SEMICONDUCTORS — 1.7%
2,180,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	2,160,922
2,075,000	ON Semiconductor Corporation(b)		3.8750	09/01/28	1,813,946
2,200,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,856,786
					5,831,654
	SOFTWARE — 0.1%
500,000	NortonLifeLock, Inc.(b)		6.7500	09/30/27	490,650

	SPECIALTY FINANCE — 0.7%
3,000,000	FirstCash, Inc.(b)		4.6250	09/01/28	2,638,682

	TECHNOLOGY SERVICES — 0.6%
2,500,000	Booz Allen Hamilton, Inc.(b)		3.8750	09/01/28	2,219,332

	TRANSPORTATION EQUIPMENT — 1.0%
2,000,000	Allison Transmission, Inc.(b)		4.7500	10/01/27	1,858,046
2,000,000	Allison Transmission, Inc.(b)		5.8750	06/01/29	1,881,750

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 35.5% (Continued)
	TRANSPORTATION EQUIPMENT — 1.0% (Continued)
					$3,739,796
	TOTAL CORPORATE BONDS (Cost $141,015,838)				128,815,507

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 19.0%
	AUTOMOTIVE — 0.3%
1,231,250	Adient US, LLC(c)	US0001M + 3.250%	7.3200	04/08/28	1,219,245

	BIOTECH & PHARMA — 2.6%
3,000,000	Horizon Therapeutics USA, Inc.(c)	US0001M + 2.000%	6.0600	05/22/26	3,001,875
989,924	Horizon Therapeutics USA, Inc.(c)	US0001M + 1.750%	5.8100	03/15/28	990,132
2,896,283	Organon & Company(c)	US0001M + 3.000%	7.7500	06/02/28	2,873,664
3,038,095	Prestige Brands, Inc.(c)	US0001M + 2.000%	6.0700	07/01/28	3,038,095
					9,903,766
	CABLE & SATELLITE — 0.8%
2,909,774	Charter Communications Operating, LLC(c)	US0001M + 1.850%	6.1600	02/01/27	2,848,305

	CHEMICALS — 0.8%
2,946,934	HB Fuller Company(c)	US0003M + 2.000%	5.9100	10/20/24	2,949,232

	COMMERCIAL SUPPORT SERVICES — 0.8%
2,947,500	AlixPartners LLP(c)	US0001M + 2.750%	6.8200	02/04/28	2,927,236

	CONSTRUCTION MATERIALS — 1.0%
2,946,835	Quikrete Holdings, Inc.(c)	US0001M + 2.625%	6.7000	01/31/27	2,916,454
1,000,000	Summit Materials, LLC(c)	TSFR1M - –%	7.6100	12/14/27	1,000,625
					3,917,079
	CONTAINERS & PACKAGING — 0.7%
2,395,420	Plastipak Packaging, Inc.(c)	US0001M + 2.500%	6.6300	12/01/28	2,373,718

	ELECTRIC UTILITIES — 0.8%
2,909,363	Vistra Operations Company, LLC(c)	US0001M + 1.750%	5.6500	12/31/25	2,887,542

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 19.0% (Continued)
	ENGINEERING & CONSTRUCTION — 1.0%
3,589,225	Centuri Group, Inc.		7.2300	08/27/28	$3,537,630

	FOOD — 0.8%
2,940,007	Utz Quality Foods, LLC(c)	US0001M + 3.000%	7.2000	01/20/28	2,919,339

	LEISURE FACILITIES & SERVICES — 0.8%
2,969,925	Hilton Grand Vacations Borrower, LLC(c)	US0001M + 3.000%	7.0700	08/02/28	2,953,679

	LEISURE PRODUCTS — 1.1%
2,955,000	Hayward Industries, Inc.(c)	US0001M + 2.500%	6.5700	05/28/28	2,825,719
997,500	Hayward Industries, Inc.(c)	TSFR1M – 3.250%	7.6500	05/28/28	963,834
					3,789,553
	MACHINERY — 0.7%
2,695,030	Columbus McKinnon Corporation(c)	US0001M + 2.750%	6.4400	05/13/28	2,664,711

	MEDICAL EQUIPMENT & DEVICES — 0.6%
2,157,812	Avantor Funding, Inc.(c)	US0001M + 2.250%	6.3200	11/06/27	2,150,400

	OIL & GAS PRODUCERS — 1.1%
3,950,000	Pilot Travel Centers, LLC(c)	US0001M + 2.000%	6.1900	08/06/28	3,910,500

	PUBLISHING & BROADCASTING — 1.3%
2,970,000	Gray Television, Inc.(c)	US0001M + 3.000%	7.1200	12/01/28	2,886,484
1,549,070	Nexstar Broadcasting, Inc.(c)	US0001M + 2.500%	6.5700	09/19/26	1,540,596
					3,040,580
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
971,939	Iron Mountain, Inc.(c)	US0003M + 1.750%	5.8200	01/02/26	962,219

	SOFTWARE — 1.1%
3,895,444	Open Text Corporation(c)	US0003M + 1.750%	5.8200	05/30/25	3,812,178

	SPECIALTY FINANCE — 1.9%
3,944,987	FleetCor Technologies Operating Company, LLC(c)	US0001M + 1.750%	5.8200	04/22/28	3,908,003
2,969,925	Starwood Property Mortgage, LLC(c)	US0001M + 3.250%	7.3200	07/26/26	2,932,471

See accompanying notes which are an integral part of these financial statements.

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 19.0% (Continued)
	SPECIALTY FINANCE — 1.9% (Continued)
					$6,840,474
	TECHNOLOGY HARDWARE — 0.5%
1,965,000	Pitney Bowes, Inc.(c)	US0001M + 4.000%	8.0800	03/12/28	1,812,713

	TOTAL TERM LOANS (Cost $69,606,222)				68,806,599

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
8,618,127	First American Government Obligations Fund Class X, 4.08% (Cost $8,618,127)(e)	8,618,127

	TOTAL INVESTMENTS - 99.0% (Cost $380,222,886)	$358,980,395
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	4,099,243
	NET ASSETS - 100.0%	$363,079,638

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

TSFR1M	TSFR1M

TSFR3M	TSFR3M

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions -exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $201,886,712 or 55.6% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Variable rate security; the rate shown represents the rate on December 31, 2022.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

ASSETS
Investment securities:
At cost	$380,222,886
At fair value	$358,980,395
Cash at broker for bank loans	1,022,621
Cash	179,628
Dividends and interest receivable	3,057,388
Receivable for fund shares sold	3,434
Prepaid expenses	12,661
TOTAL ASSETS	363,256,127

LIABILITIES
Payable for fund shares redeemed	800
Investment advisory fees payable	75,827
Distributions (12b-) fees payable	3,657
Payable to related parties	52,589
Accrued expenses and other liabilities	43,616
TOTAL LIABILITIES	176,489
NET ASSETS	$363,079,638

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$387,789,136
Accumulated losses	(24,709,498)
NET ASSETS	$363,079,638

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,253,776
Shares of beneficial interest outstanding *	242,300

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.30
Maximum offering price per share (net asset value plus maximum sales charge of 2.25%)	$9.51

Class C Shares:
Net Assets	$1,610,679
Shares of beneficial interest outstanding *	172,884

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.32

Class I Shares:
Net Assets	$67,143,200
Shares of beneficial interest outstanding *	7,228,703

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.29

Class I2 Shares:
Net Assets	$292,071,983
Shares of beneficial interest outstanding *	31,061,958

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.40

*	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

INVESTMENT INCOME
Dividends	$212,766
Interest, net of amortization and accretion	8,288,106
TOTAL INVESTMENT INCOME	8,500,872

EXPENSES
Investment advisory fees	730,383
Distribution (12b-1) fees
Class A	2,816
Class C	8,337
Administrative services fees	160,369
Transfer agent fees	52,557
Third party administration servicing fees	38,036
Custodian fees	24,040
Compliance officer fees	15,432
Registration fees	13,400
Audit fees	11,848
Legal Fees	10,847
Trustees’ fees and expenses	7,879
Printing and postage expenses	4,863
Insurance expense	3,680
Other expenses	6,673
TOTAL EXPENSES	1,091,160

Less: Fees waived by the advisor	(281,264)

NET EXPENSES	809,896

NET INVESTMENT INCOME	7,690,976

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(884,814)
Net change in unrealized appreciation on investments	5,316,099
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,431,285

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,122,261

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
FROM OPERATIONS	(Unaudited)
Net investment income	$7,690,976	$10,355,365
Net realized loss from investments	(884,814)	(1,474,915)
Net change in unrealized appreciation (depreciation) on investments	5,316,099	(30,368,429)
Net increase (decrease) in net assets resulting from operations	12,122,261	(21,487,979)

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid
Class A	(48,973)	(115,350)
Class C	(29,154)	(49,488)
Class I	(1,528,853)	(2,313,837)
Class I2	(6,590,866)	(9,201,854)
Net decrease in net assets from distributions to shareholders	(8,197,846)	(11,680,529)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	132,452	73,338
Class C	—	134,969
Class I	2,844,811	46,015,914
Class I2	995,612	82,767,861
Reinvestment of distributions to shareholders:
Class A	48,973	115,349
Class C	29,154	49,488
Class I	1,516,739	2,174,098
Class I2	5,542,539	7,971,898
Payments for shares redeemed:
Class A	(71,897)	(2,543,372)
Class C	(105,212)	(1,142,711)
Class I	(4,002,763)	(62,495,371)
Class I2	(4,598,367)	(37,136,094)
Net increase in net assets from shares of beneficial interest	2,332,041	35,985,367

TOTAL INCREASE IN NET ASSETS	6,256,456	2,816,859

NET ASSETS
Beginning of Period	356,823,182	354,006,323
End of Period	$363,079,638	$356,823,182

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
SHARE ACTIVITY	(Unaudited)
Class A:
Shares Sold	14,095	7,225
Shares Reinvested	5,305	11,743
Shares Redeemed	(7,815)	(263,430)
Net increase (decrease) in shares of beneficial interest outstanding	11,585	(244,462)

Class C:
Shares Sold	—	13,359
Shares Reinvested	3,150	5,051
Shares Redeemed	(11,309)	(116,349)
Net decrease in shares of beneficial interest outstanding	(8,159)	(97,939)

Class I:
Shares Sold	303,362	4,655,627
Shares Reinvested	164,586	223,382
Shares Redeemed	(431,044)	(6,263,961)
Net increase (decrease) in shares of beneficial interest outstanding	36,904	(1,384,952)

Class I2:
Shares Sold	105,000	8,249,587
Shares Reinvested	593,921	812,036
Shares Redeemed	(490,501)	(3,768,054)
Net increase in shares of beneficial interest outstanding	208,420	5,293,569

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A

	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$9.21		$10.09	$9.89	$9.96	$9.89
Activity from investment operations:
Net investment income (2)	0.17		0.23	0.26	0.28	0.10
Net realized and unrealized gain (loss) on investments	0.12		(0.82)	0.23	(0.05)	0.14
Total from investment operations	0.29		(0.59)	0.49	0.23	0.24
Less distributions from:
Net investment income	(0.20)		(0.27)	(0.29)	(0.30)	(0.17)
Net realized gains	(0.00)		(0.02)	—	—	—
Total distributions	(0.20)		(0.29)	(0.29)	(0.30)	(0.17)
Net asset value, end of period	$9.30		$9.21	$10.09	$9.89	$9.96
Total return (3)	3.20	% (5)	(5.94)%	5.02%	2.34%	2.41	% (4)
Net assets, end of period (000s)	$2,254		$2,125	$4,796	$2,481	$9,585
Ratio of gross expenses to average net assets (4)	0.85	% (6)	0.85%	0.85%	0.88%	0.83	% (6)
Ratio of net expenses to average net assets (4)	0.85	% (6)	0.85%	0.85%	0.88%	0.83	% (6)
Ratio of net investment income to average net assets	3.71	% (6)	2.39%	2.64%	2.78%	3.28	% (6)
Portfolio Turnover Rate	6	% (5)	47%	73%	70%	47	% (7)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class A commenced operations on February 28, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover is based on the Fund as a whole.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C

	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2021	June 30, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$9.22		$10.10	$9.90	$9.97	$9.89
Activity from investment operations:
Net investment income (2)	0.14		0.17	0.19	0.21	0.10
Net realized and unrealized gain (loss) on investments	0.12		(0.84)	0.22	(0.06)	0.14
Total from investment operations	0.26		(0.67)	0.41	0.15	0.24
Less distributions from:
Net investment income	(0.16)		(0.19)	(0.21)	(0.22)	(0.16)
Net realized gains	(0.00)		(0.02)	—	—	—
Total distributions	(0.16)		(0.21)	(0.21)	(0.22)	(0.16)
Net asset value, end of period	$9.32		$9.22	$10.10	$9.90	$9.97
Total return (3)	2.90	% (5)	(6.67)%	4.19%	1.56%	2.46	% (5)
Net assets, end of period (000s)	$1,611		$1,670	$2,818	$3,683	$3,351
Ratio of gross expenses to average net assets (4)	1.60	% (6)	1.60%	1.60%	1.63%	1.58	% (6)
Ratio of net expenses to average net assets (4)	1.59	% (6)	1.59%	1.59%	1.59%	1.58	% (6)
Ratio of net investment income to average net assets	2.95	% (6)	1.67%	1.93%	2.08%	2.68	% (6)
Portfolio Turnover Rate	6	% (5)	47%	73%	70%	47	% (7)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class C commenced operations on February 28, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover is based on the Fund as a whole.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of period	$9.20		$10.08	$9.89	$9.97	$9.88	$10.02
Activity from investment operations:
Net investment income (1)	0.18		0.27	0.29	0.30	0.34	0.37
Net realized and unrealized gain (loss) on investments	0.12		(0.83)	0.22	(0.05)	0.14	(0.19)
Total from investment operations	0.30		(0.56)	0.51	0.25	0.48	0.18
Less distributions from:
Net investment income	(0.21)		(0.30)	(0.32)	(0.33)	(0.39)	(0.32)
Net realized gains	(0.00)		(0.02)	—	—	—	—
Total distributions	(0.21)		(0.32)	(0.32)	(0.33)	(0.39)	(0.32)
Net asset value, end of period	$9.29		$9.20	$10.08	$9.89	$9.97	$9.88
Total return (2)	3.33	% (5)	(5.69)%	5.19%	2.58%	4.93%	1.79%
Net assets, end of period (000s)	$67,143		$66,146	$86,471	$33,653	$17,561	$4,858
Ratio of gross expenses to average net assets (3,4)	0.60	% (6)	0.60%	0.60%	0.63%	0.62%	0.62%
Ratio of net expenses to average net assets (4)	0.60	% (6)	0.60%	0.60%	0.60%	0.59%	0.55%
Ratio of net investment income to average net assets	3.95	% (6)	2.67%	2.89%	3.07%	3.43%	3.69%
Portfolio Turnover Rate	6	% (5)	47%	73%	70%	47%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I2

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of period	$9.30		$10.17	$9.95	$10.01	$9.90	$10.03
Activity from investment operations:
Net investment income (1)	0.20		0.29	0.32	0.33	0.36	0.38
Net realized and unrealized gain (loss) on investments	0.12		(0.84)	0.22	(0.06)	0.14	(0.19)
Total from investment operations	0.32		(0.55)	0.54	0.27	0.50	0.19
Less distributions from:
Net investment income	(0.22)		(0.30)	(0.32)	(0.33)	(0.39)	(0.32)
Net realized gains	(0.00)		(0.02)	—	—	—	—
Total distributions	(0.22)		(0.32)	(0.32)	(0.33)	(0.39)	(0.32)
Net asset value, end of period	$9.40		$9.30	$10.17	$9.95	$10.01	$9.90
Total return (2)	3.40	% (5)	(5.54)%	5.46%	2.77%	5.12%	1.89%
Net assets, end of period (000s)	$292,072		$286,882	$259,922	$227,338	$202,028	$152,365
Ratio of gross expenses to average net assets (3,4)	0.60	% (6)	0.60%	0.60%	0.63%	0.61%	0.61%
Ratio of net expenses to average net assets (4)	0.40	% (6)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.15	% (6)	2.88%	3.10%	3.27%	3.60%	3.79%
Portfolio Turnover Rate	6	% (5)	47%	73%	70%	47%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

Boyd Watterson Limited Duration Enhanced Income Fund (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of four classes of shares. The Fund’s Class I2 is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC, (the “Predecessor Fund”). The Predecessor Fund was organized under the laws of the State of Delaware as a limited liability company effective July 19, 2012 and commenced operations on July 15, 2013. Class I commenced operations on April 13, 2017. Class A and Class C commenced operations on February 28, 2019. The Predecessor Fund’s investment objective was to generate current income consistent with a strategy that focuses on capital preservation, without taking significant duration risk. The Fund seeks (i) income generation as a principal objective and (ii) capital preservation and total return as secondary objectives.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities- of comparable quality, coupon, maturity and type. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2022, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$6,467,269	$—	$—	$6,467,269
Asset Backed Securities	—	144,022,893	—	144,022,893
Corporate Bonds	—	128,815,507	—	128,815,507
Term Loans	—	68,806,599	—	68,806,599
Exchange Traded Funds	2,250,000	—	—	2,250,000
Short-Term Investments	8,618,127	—	—	8,618,127
Total	$17,335,396	$341,644,999	$—	$358,980,395

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex -dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax -basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2020, through June 30, 2022 or expected to be taken in the Fund’s June 30, 2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense of the Statement of Operations. During the six months ended December 31, 2022, the Fund did not incur any interest or penalties.

Fixed Income Risk – When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter- term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Counterparty Credit Risk – The stability and liquidity of many security transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Bank Loans Risk – The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

LIBOR Risk – LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The industry currently anticipates the conversion of all LIBOR based instruments to Secured Overnight Financing Rate (“SOFR”) based instruments in June 2023 or sooner.

Since 2017, the UK’s Financial Conduct Authority had been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar LIBOR benchmarks, the ICE Benchmark Administration, extended the retirement date for most U.S. Dollar LIBOR rates until June 2023. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the UK, €STR in the EU, Tonar in Japan, and in the U.S., the NY Fed has been working to develop the SOFR. Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments,

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $42,400,665 and $21,222,184 respectively. There were no purchases and proceeds from sales of U.S. government securities.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Boyd Watterson Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40%. Pursuant to the advisory agreement, the Fund accrued $730,383 in advisory fees for the six months ended December 31, 2022.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least October 31, 2023, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and the Board, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 0.89%, 1.59%, 0.60%, and 0.40%, of the daily average net assets attributable to Class A, Class C, Class I, and Class I2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of the recoupment, whichever is lower. For the six months ended December 31, 2022, the Advisor waived fees in the amount of $281,264 pursuant to the Waiver Agreement.

The Board may terminate this expense reimbursement arrangement at any time. For the year ended June 30, 2020, the Advisor waived fees in the amount of $473,869 which is subject to recapture through June 30, 2023, pursuant to the Waiver Agreement. For the year ended June 30, 2021, the Advisor waived fees in the amount of $471,412, which is subject to recapture through June 30, 2024, pursuant to the Waiver Agreement. For the year ended June 30, 2022, the Advisor waived fees in the amount of $576,426, which is subject to recapture through June 30, 2025, pursuant to the Waiver Agreement.

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable the Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months ended December 31, 2022:

Class	Distribution (12b-1) fee
Class A	$2,816
Class C	8,337

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended December 31, 2022, the Distributor received $271 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with UFS, the Fund pays UFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $380,229,090 for the Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$189,065
Unrealized depreciation	(21,507,759)
Net unrealized depreciation	$(21,318,694)

The tax character of distributions paid for the years ended June 30, 2022 and June 30, 2021 was as follows:

	Fiscal Year Ended June	Fiscal Year Ended June
	30, 2022	30, 2021
Ordinary Income	$10,917,545	$9,946,203
Long-Term Capital Gain	762,984	—
Return of Capital	—	—
	$11,680,529	$9,946,203

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

As of June 30, 2022 the components of accumulated earnings on a tax basis were as follows:

					Unrealized	Total
Undistributed	Undistributed	Post October Loss	Capital Loss Carry	Other Book/Tax	Appreciation/	Accumulated
Ordinary Income	Long-Term Gains	and Late Year Loss	Forwards	Differences	(Deprecation)	Earnings/(Deficits)
$105,670	$83,007	$(2,174,740)	$—	$—	$(26,647,850)	$(28,633,913)

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation from investments is primarily attributable to tax adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,174,740.

6.	LINE OF CREDIT

The Fund has a committed revolving line of credit agreement with PNC Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $7,000,000. Borrowings are secured by assets held by the Fund at the custodian. The Fund has granted PNC Bank a first priority perfected security interest in the collateral pledged by the Fund. Borrowings under the PNC Bank agreement bear interest at a rate equal to the Daily Bloomberg Short-Term Bank Yield Index plus applicable margin of 2.50%, per annum, on the outstanding principal balance. The PNC Bank agreement matures on October 31, 2023. For the six months ended December 31, 2022, there were no borrowings for the Fund and no balance outstanding as of period-end.

7.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022 (the ’‘period’’).

Actual Expenses

The actual table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The hypothetical table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/22	12/31/22	7/1/22– 12/31/22 *	7/1/22– 12/31/22
Class A	$1,000.00	$1,032.00	$4.35	0.85%
Class C	$1,000.00	$1,029.00	$8.13	1.59%
Class I	$1,000.00	$1,033.30	$3.08	0.60%
Class I2	$1,000.00	$1,034.00	$2.05	0.40%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	7/1/22	12/31/22	7/1/22 – 12/31/22 *	7/1/22 – 12/31/22
Class A	$1,000.00	$1,020.92	$4.33	0.85%
Class C	$1,000.00	$1,017.19	$8.08	1.59%
Class I	$1,000.00	$1,022.18	$3.06	0.60%
Class I2	$1,000.00	$1,023.19	$2.04	0.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-631-490-4300

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-9597 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-9597.

INVESTMENT ADVISOR
Boyd Watterson Asset Management, LLC
1301 East 9th Street, Suite 2900
Cleveland, OH 44114

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BWD-SAR22

(b)	Not Applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 3/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 3/7/2023

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/7/2023